1. BACKGROUND	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations primarily consist of the commercial vehicle sales, servicing, leasing and support business, which provides financing to customers to purchase commercial vehicles and related services. In April 2013, the Company commenced office leasing business in China.

The Company owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 30, 2014, the Company had 554 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with various major insurance companies in China to sell insurance. AutoChina’s 554 store locations are each licensed to sell insurance from these carrier partners.

On August 30, 2012, the Company’s independent directors approved, and the Company entered into, an equity transfer agreement through its wholly owned subsidiary, ACG, to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Real Estate Asset”). Heat Planet was controlled by the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Real Estate Asset. Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and is also occupied by a Hilton Worldwide-operated, five-star hotel. The acquisition closed on September 11, 2012, and on October 12, 2012, the Company entered into a written consent with Heat Planet and its seller to modify the required timeframe to provide audited financial statements of Heat Planet to be delivered to the Company. The required audited financial statements of Heat Planet were delivered to the Company on December 26, 2012. The building was completed in April 2013, and AutoChina moved its headquarters to the new Kai Yuan Center, which serves as the control center for each of the Company’s 554 commercial vehicle financial centers located throughout China. The Company does not occupy the entire office space purchased, and leases out the unoccupied space, the proceeds from which are reported as rental income.

Heat Planet’s equity was purchased for approximately $56.4 million. In connection with the acquisition, the Company assumed approximately $102.9 million in debt, resulting in a total transaction value of approximately $159.3 million. The $56.4 million cash portion of the purchase price was payable within six months of occupation of the Real Estate Asset (or no later than October 6, 2013). Unpaid amounts after October 6, 2013 began to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2014). As of June 30, 2014 approximately $8.4 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In January 2013, the Company agreed to amend the contractual arrangements (the “Enterprise Agreements”) with its variable interest entities (“VIEs”), Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) and Hebei Shijie Kaiyuan Logistics Co., Ltd. (“Kaiyuan Logistics”) and their registered shareholder, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”). Under the amendment to the Enterprise Agreements, Hebei Kaiyuan transferred its entire equity interest held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”). Thereafter, Hebei Shengrong Investment became the registered shareholder of these two VIEs. Except for authorizing such transfer, the rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In March 2013, the Company performed a group restructuring to transfer the entire equity interest of its subsidiary, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”) from Ganglian Finance Leasing Co., Ltd. (“Ganglian Finance Leasing”) to Kaiyuan Auto Trade. The change resulted in Chuangjie Trading becoming a VIE of the Company. In addition, Fancy Think Limited transferred a 10% interest in Hebei Chuanglian Finance Leasing Co., Ltd. to Ganglian Finance Leasing. Accordingly, Fancy Think Limited and Ganglian Finance Leasing hold 80% and 20% interest of Chuanglian, respectively. The change in group structure does not have any financial impact to the Company’s financial position or operating results.

In March 2013, Ganglian Finance Leasing entered into a mortgage financing arrangement with China CITIC Bank, Shijiazhuang, Hebei Province Branch (“CITIC Bank”), whereby CITIC Bank agreed to provide up to 50% of the mortgage financing to Ganglian Finance Leasing’s lessees of commercial vehicles. Ganglian Finance Leasing agreed to provide a full guarantee to CITIC Bank for such mortgage financing and will provide a pledge of the ownership of the commercial vehicle to CITIC Bank to secure its guarantees. As of June 30, 2014 and December 31, 2013, the loan balances guaranteed by the Company amounted to $1,697 and $2,498, respectively.

In May 2013, Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) changed its name to Kaiyuan Auto Trade Group Co., Ltd. (“Kaiyuan Auto Trade Group”). In June 2013 the Company established a new wholly-owned subsidiary called Hebei Ruiliang Property Services.

In November 2013, the Company established a new wholly-owned subsidiary called Top Auto International Limited (“Top Auto”) which is anticipated to hold the Company’s Internet-based businesses.

In January and February 2014, the Company established two new wholly-owned subsidiaries called First Auto Limited and Lian Sheng Investment Co, which facilitate the operation of the new peer stores business.

In April 2014, the Company began working with third-party commercial vehicle financing stores (“peer stores”) to provide financing to their customers. The first two products to be offered are financing for the lease of new commercial vehicles, and financing for the insurance and taxes related to the purchase of a new commercial vehicle, which were launched in April 2014 and May 2014, respectively. The majority shareholder or the legal representative of the peer store provides a full guarantee to the Company and also the peer store provides a pledge of the ownership of the commercial vehicle to the Company to secure the installment payments. The Company believes that it is able to reach a much broader customer base by working with peer stores as opposed to solely through the Company’s own store branch network.

In January 2014, Kaiyuan Auto Trade Group transferred its 100% ownership interest in Chuangjie Trading to Kaiyuan Logistics. In February 2014, Ganglian Finance Leasing transferred its 20% ownership interest in Chuanglian to Hebei Xuwei Trading. The Company believes the change of the group structure enhances the negotiation power for offshore and local bank financing. The restructuring transaction did not have a material impact on the Company’s consolidated financial statements.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2014 and December 31, 2013 and for the six months ended June 30, 2014 and 2013:

	June 30,	December 31,
	2014	2013
	(unaudited)

Total assets	$543,667	$407,289
Total liabilities	303,186	212,469

	Six months ended June 30,
	2014	2013
	(unaudited)	(unaudited)

Revenues	$23,910	$16,501
Net loss	(4,604)	(6,674)